PRAPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prapaid Expenses And Other Current Assets
Prepaid Expenses	$ 1,792
Prepaid expenses and other current assets	$ 1,792